Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable, Related Parties	$ 5,183,310		$ 5,364,572	$ 5,348,112
Embedded Derivative, Loss on Embedded Derivative			$ 8,171	24,631
Related Party Transaction, Rate			8.00%
Notes Payable, Fair Value Disclosure			$ 4,923,723	$ 4,844,792
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	99,388,222	92,046,867	94,290,134	48,376,071
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			11 years 146 days
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Old or Used Devices [Member]
Property, Plant and Equipment, Useful Life			5 years
New Devices [Member]
Property, Plant and Equipment, Useful Life			15 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			3 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life			2 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage			50.00%	37.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage			32.00%	29.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage			87.00%	63.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage			10.00%	10.00%